CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Schedule of cash and cash equivalents

	December 31,	December 31,
	2019	2018
Cash on hand and balances with banks	$305.6	$207.9
Short-term deposits	269.5	141.1
	$575.1	$349.0

Schedule of restricted cash

	December 31,	December 31,
	2019	2018
Restricted cash (a)	$15.2	$12.7
(a)	Restricted cash relates to loan escrow judicial deposits and environmental indemnity deposits.

Schedule of accounts receivable and other assets

	December 31,	December 31,
	2019	2018
Trade receivables	$6.9	$3.6
Prepaid expenses	25.2	21.3
VAT receivable	69.6	48.4
Deposits	10.5	8.5
Other	18.0	19.6
	$130.2	$101.4

Schedule of inventories

	December 31,	December 31,
	2019	2018
Ore in stockpiles (a)	$300.3	$299.9
Ore on leach pads (b)	384.7	375.0
In-process	99.2	113.5
Finished metal	52.3	50.5
Materials and supplies	520.6	540.7
	1,357.1	1,379.6
Long-term portion of ore in stockpiles and ore on leach pads (a),(b)	(303.3)	(327.6)
	$1,053.8	$1,052.0
(a)

Ore in stockpiles relates to the Company’s operating mines. Low-grade material not scheduled for processing within the next 12 months is included in other long-term assets on the consolidated balance sheets. See Note 7vii.

(b)

Ore on leach pads relates to the Company's Tasiast, Fort Knox, Round Mountain and Bald Mountain mines. Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Tasiast in 2020, Bald Mountain in 2023, Round Mountain in 2026 and Fort Knox in 2028. Material not scheduled for processing within the next 12 months is included in other long-term assets on the consolidated balance sheets. See Note 7vii.

Schedule of property, plant and equipment

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties	Total
Cost
Balance at January 1, 2019	$9,184.2	$8,816.6	$13.4	$18,014.2
Additions	607.5	666.5	—	1,274.0
Capitalized interest	14.7	32.7	—	47.4
Disposals	(69.9)	—	—	(69.9)
Other	(21.5)	24.8	—	3.3
Balance at December 31, 2019	9,715.0	9,540.6	13.4	19,269.0

Accumulated depreciation, depletion, amortization and reversal of impairment charges
Balance at January 1, 2019	$(5,702.1)	$(6,793.0)	$—	$(12,495.1)
Depreciation, depletion and amortization	(572.9)	(280.6)	—	(853.5)
Reversals of impairment charges (c)	102.4	259.4	—	361.8
Disposals	60.5	—	—	60.5
Other	(2.0)	(0.7)	—	(2.7)
Balance at December 31, 2019	(6,114.1)	(6,814.9)	—	(12,929.0)

Net book value	$3,600.9	$2,725.7	$13.4	$6,340.0

Amount included above as at December 31, 2019:
Assets under construction	$308.8	$438.2	$—	$747.0
Assets not being depreciated (d)	$538.3	$735.9	$13.4	$1,287.6
(a)

Additions includes $42.9 million of transitional adjustments for the recognition of leased right-of-use assets upon the Company’s adoption of IFRS 16 on January 1, 2019 (See Note 4), as well as $22.7 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2019. Depreciation, depletion and amortization includes depreciation for leased right-of-use assets of $11.5 million during the year ended December 31, 2019. The net book value of property, plant and equipment includes leased right-of-use assets with an aggregate net book value of $54.1 million as at December 31, 2019.

(b)	At December 31, 2019, the significant development and operating properties include projects at Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano, La Coipa and Lobo-Marte.
(c)	At December 31, 2019, impairment reversals were recorded at Paracatu and Tasiast, entirely related to property, plant and equipment. See Note 8.
(d)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment	properties(a)	properties	Total
Cost
Balance at January 1, 2018	$8,374.7	$8,311.5	$15.5	$16,701.7
Additions	629.4	457.1	—	1,086.5
Acquisitions (b)	274.8	65.1	—	339.9
Capitalized interest	23.8	17.7	—	41.5
Disposals	(115.7)	(39.9)	(2.1)	(157.7)
Other	(2.8)	5.1	—	2.3
Balance at December 31, 2018	9,184.2	8,816.6	13.4	18,014.2

Accumulated depreciation, depletion and amortization
Balance at January 1, 2018	$(5,308.4)	$(6,506.1)	$—	$(11,814.5)
Depreciation, depletion and amortization	(508.5)	(317.0)	—	(825.5)
Disposals	106.5	39.9	—	146.4
Other	8.3	(9.8)	—	(1.5)
Balance at December 31, 2018	(5,702.1)	(6,793.0)	—	(12,495.1)

Net book value	$3,482.1	$2,023.6	$13.4	$5,519.1

Amount included above as at December 31, 2018:
Assets under construction	$495.0	$288.5	$—	$783.5
Assets not being depreciated (c)	$719.1	$584.3	$13.4	$1,316.8
(a)	At December 31, 2018, the significant development and operating properties include projects at Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano, La Coipa and Lobo-Marte.
(b)

During the year ended December 31, 2018, the Company completed the acquisitions of the remaining 50% interest in the La Coipa Phase 7 mining concessions that it did not already own, two hydroelectric power plants in Brazil and the remaining 50% interest in the Bald Mountain exploration joint venture. See Notes 6iii, iv and v.

(c)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Schedule of long-term investments

	December 31, 2019		December 31, 2018
		Gains (losses) in		Gains (losses) in
	Fair value	AOCI(a)	Fair value	AOCI(a)
Investments in an accumulated gain position	$79.8	$10.3	$76.1	$4.5
Investments in an accumulated loss position	46.4	(36.5)	79.8	(78.7)
Net realized gains (losses)	—	—	—	(1.0)
	$126.2	$(26.2)	$155.9	$(75.2)

Schedule of other long-term assets

	December 31,	December 31,
	2019	2018
Long-term portion of ore in stockpiles and ore on leach pads (a)	$303.3	$327.6
Deferred charges, net of amortization	32.5	9.7
Long-term receivables (b)	171.0	182.5
Advances for the purchase of capital equipment	15.1	3.0
Other	46.3	41.3
	$568.2	$564.1
(a)

Long-term portion of ore in stockpiles and ore on leach pads represents low-grade material not scheduled for processing within the next 12 months. As at December 31, 2019, long-term ore in stockpiles was at the Company’s Fort Knox, Kupol, Tasiast, Chirano and Paracatu mines, and long-term ore on leach pads was at the Company’s Fort Knox, Round Mountain, and Tasiast mines.

(b)

As at December 31, 2019, long-term receivables includes an estimated benefit of $34.5 million (December 31, 2018  - $66.1 million) related to the enactment of U.S. Tax Reform legislation in December 2017. See Note 17 for additional information regarding U.S. Tax Reform impacts.

Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2019	2018
Trade payables	$89.3	$89.1
Accrued liabilities	246.7	260.6
Employee related accrued liabilities	133.3	116.2
	$469.3	$465.9

Schedule of other current liabilities

	December 31,	December 31,
	2019	2018
Current portion of lease liabilities	$16.0	$—
Current portion of unrealized fair value of derivative liabilities (a)	4.3	22.2
Deferred payment obligation(b)	—	30.0
	$20.3	$52.2
(a)	See Note 10 for details of the current portion of unrealized fair value of derivative liabilities.
(b)	On January 30, 2019 Kinross paid the deferred payment obligation of $30.0 million relating to the purchase of the remaining 50% interest in the Phase 7 concessions of the La Coipa mine. See Note 6iii.

Schedule of accumulated other comprehensive income (loss)

	Long-term	Derivative
	Investments	Contracts	Total
Balance at December 31, 2017	$6.9	$14.2	$21.1
Adjustment on initial application of IFRS 9	(56.3)	—	(56.3)
Other comprehensive loss before tax	(26.1)	(77.7)	(103.8)
Tax	0.3	20.7	21.0
Losses on cash flow hedges transferred to cost of non-financial assets (a)	—	19.5	19.5
Balance at December 31, 2018	$(75.2)	$(23.3)	$(98.5)
Other comprehensive income before tax	49.3	36.8	86.1
Tax	(0.3)	(7.7)	(8.0)
Balance at December 31, 2019	$(26.2)	$5.8	$(20.4)
(a)	Net of tax recovery of $10.0 million.

Schedule of other operating expense

	Years ended December 31,
	2019	2018
Other operating expense	$108.5	$137.0
	$108.5	$137.0

Schedule of other income (expense), net

	Years ended December 31,
	2019	2018

Gains (losses) on dispositions of other assets - net (a)	$70.4	$(0.8)
Foreign exchange gains (losses) - net	0.6	(4.3)
Net non-hedge derivative gains (losses)	1.4	(1.2)
Other	0.2	9.5
	$72.6	$3.2
(a)	During the year ended December 31, 2019, the Company recognized a gain of $72.7 million on disposition of a portfolio of precious metals royalties. See Note 6ii.

Schedule of finance expense

	Years ended December 31,
	2019	2018
Accretion of reclamation and remediation obligations	$(31.0)	$(29.1)
Interest expense, including accretion of debt and lease liabilities (a), (b)	(76.9)	(72.1)
	$(107.9)	$(101.2)
(a)	During the years ended December 31, 2019 and 2018, $47.4 million and $41.5 million, respectively, of interest was capitalized to property, plant and equipment. See Note 7iv.
(b)	During the years ended December 31, 2019 and 2018, accretion of lease liabilities was $2.9 million and $nil, respectively.

Schedule of employee benefits expenses

	Years ended December 31,
	2019	2018
Salaries, short-term incentives, and other benefits	$680.8	$668.6
Share-based payments	27.0	21.3
Other	26.4	9.6
	$734.2	$699.5